Parent Company Only Financial Information [Text Block] (Tables) - MUFG [Member]	12 Months Ended
Mar. 31, 2019
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	As of March 31,
	2018	2019
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥114,784	¥203,713
Investments in subsidiaries and affiliated companies	16,720,286	16,668,232
Banking subsidiaries	12,638,315	12,754,653
Non-banking subsidiaries and affiliated companies	4,081,971	3,913,579
Loans to subsidiaries	5,072,330	7,199,052
Banking subsidiaries	4,885,830	6,864,309
Non-banking subsidiaries	186,500	334,743
Other assets	166,514	223,725

Total assets	¥22,073,914	¥24,294,722

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,600,179	¥1,425,682
Long-term debt from non-banking subsidiaries and affiliated companies	264,332	277,138
Long-term debt	5,088,478	7,187,469
Other liabilities	150,743	204,885

Total liabilities	7,103,732	9,095,174

Total shareholders’ equity	14,970,182	15,199,548

Total liabilities and shareholders’ equity	¥22,073,914	¥24,294,722

Condensed Statements of Income [Table Text Block]

Condensed Statements of Income

	Fiscal years ended March 31,
	2017	2018	2019
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥608,504	¥576,332	¥306,879
Banking subsidiaries	535,512	487,491	207,161
Non-banking subsidiaries and affiliated companies	72,992	88,841	99,718
Management fees from subsidiaries	26,095	26,073	28,305
Interest income from subsidiaries	48,665	80,670	127,117
Foreign exchange gains (losses)—net	3,614	24,726	(20,598)
Trading account losses—net	(41,279)	(26,749)	(8,078)
Gains on sales of investment in subsidiaries and affiliated companies	—	—	252,253
Other income	1,427	1,508	3,199

Total income	647,026	682,560	689,077

Expense:
Operating expenses	25,692	26,016	28,168
Interest expense to subsidiaries and affiliated companies	28,867	31,426	34,594
Interest expense	35,689	65,068	108,756
Other expense	2,554	1,791	1,657

Total expense	92,802	124,301	173,175

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(362,899)	672,421	194,390

Income before income tax expense (benefit)	191,325	1,230,680	710,292
Income tax expense (benefit)	(11,355)	2,520	(8,353)

Net income	¥202,680	¥1,228,160	¥718,645

Condensed Statements of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2017	2018	2019
	(in millions)
Operating activities:
Net income	¥202,680	¥1,228,160	¥718,645
Adjustments and other	371,901	(799,571)	(351,775)

Net cash provided by operating activities	574,581	428,589	366,870

Investing activities:
Proceeds from sales of investment in subsidiaries and affiliated companies	1,574	—	455,605
Purchase of equity investment in subsidiaries and an affiliated company	(91,877)	(53,000)	(18,346)
Net increase in loans to subsidiaries	(1,802,664)	(1,682,576)	(2,112,711)
Other—net	(2,659)	(4,361)	(9,009)

Net cash used in investing activities	(1,895,626)	(1,739,937)	(1,684,461)

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(32,412)	(41,402)	(194,300)
Proceeds from issuance of long-term debt	1,808,672	1,872,986	2,043,677
Repayment of long-term debt	(20)	(112,184)	(314)
Repayment of long-term debt to affiliated companies	(1,136)	(1,090)	(500)
Proceeds from sales of treasury stock	1	1	3
Payments for acquisition of treasury stock	(200,028)	(200,038)	(150,277)
Dividends paid	(246,564)	(241,067)	(276,279)
Other—net	(9,333)	(9,677)	(15,490)

Net cash provided by financing activities	1,319,180	1,267,529	1,406,520

Net increase (decrease) in cash and cash equivalents	(1,865)	(43,819)	88,929
Cash and cash equivalents at beginning of fiscal year	160,468	158,603	114,784

Cash and cash equivalents at end of fiscal year	¥158,603	¥114,784	¥203,713